Investment Risks - Rule One Fund	Jan. 07, 2026
Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
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Cash and Cash Equivalents Risk. The Fund expects to hold a significant amount of cash or cash equivalents under its investment strategy. There is a risk of lower returns and potential lost opportunities to participate in overall market appreciation or appreciation with respect to particular issuers when the Fund has significant cash or cash equivalent holdings. See Credit Risk and Interest Rate Risk disclosures below.

Credit Risk [Member]
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Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.

Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. The Fund may gain exposure to Equity Securities directly through investment in derivatives instruments, such as short put and covered call options. The Fund’s exposure to derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index; and (iv) potential for a greater loss than the amount invested by the Fund.

Call and Put Options Risk [Member]
Prospectus [Line Items]
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●	Call and Put Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund may lose money if the value of the reference index or security falls below the exercise price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the exercise price.

There is risk of loss to the Fund in connection with purchasing put options. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

There is risk of loss to the Fund in connection with purchasing call options. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The Fund retains the risk of loss should the price of such securities decline.

Margin Risk [Member]
Prospectus [Line Items]
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●	Margin Risk. The Fund may hold securities that are subject to collateral requirements at various executing brokers. Changes to collateral requirements, especially emergency adjustments that are done in response to market volatility, may force the Fund to sell certain securities on short notice for non-investment related reasons which may result in unfavorable execution prices and unfavorable investment results.

Credit Default Swaps and Credit Default Swap Indexes [Member]
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●	Credit Default Swaps and Credit Default Swap Indexes. The Fund’s use of credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the fund in the event of a default.

Exchange-Traded Funds Risk [Member]
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Exchange-Traded Funds Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities in which the ETF invests including those comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETF and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value. An active trading market may not develop for an ETF’s shares.

Equity Risk [Member]
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Equity Risk. The Fund is subject to the risk that stock and other equity security prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the price of the Fund’s Equity Securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Focused Portfolio and Non-Diversification Risks [Member]
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Focused Portfolio and Non-Diversification Risks. The Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund will be subject to greater risk of loss if any of those securities decrease in value or becomes impaired. To the extent that the Fund’s investments are focused in a particular issuer, market, industry, asset class or other category, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer, market, industry, asset class or other category.

Foreign Investment Risk [Member]
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Foreign Investment Risk. Since the Fund’s investments may include foreign Equity Securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. Securities of foreign companies (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities.

Depositary Receipts Risk [Member]
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Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Investments in foreign entities through ADRs generally involve risks applicable to other types of investments in foreign issuers. Investments in ADRs may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in U.S. securities markets. Depositary receipts may or may not be sponsored by the issuers of the underlying securities, and information regarding issuers of securities underlying unsponsored depositary receipts may be more limited than for sponsored depositary receipts.

Hedging Risk [Member]
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Hedging Risk. The success of the Fund’s hedging strategies will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the instruments being hedged. The use of hedging strategies will not eliminate all risks associated with the Fund’s portfolio. Hedging strategies can entail significant transactional costs for the Fund.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund’s investment strategies are expected to involve frequent trading which leads to increased transactional costs and may result in the realization of capital gains. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of investment performance.

Interest Rate Risk [Member]
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Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Leveraging Risk [Member]
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Leveraging Risk. Certain transactions the Fund may undertake may give rise to a form of leverage, including investing in options and short sales. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

Management Risk [Member]
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Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of Equity Securities or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. The Fund’s shareholders are subject to the risk of loss due to the portfolio manager’s judgment as to purchases and sales of investments in the Fund.

Market Risk [Member]
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Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Private Company/Placement Investment Risk [Member]
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Private Company/Placement Investment Risk. Any investments in the stocks of privately held companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the Fund are generally considered to be illiquid and are difficult to value since there are no market prices and less overall financial information available. The Fund could lose money on an investment in a private company, and investments in private companies may adversely affect the Fund’s performance.

Small and Medium Capitalization Stock Risk [Member]
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Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Transaction Cost Risk [Member]
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Transaction Cost Risk. Transaction costs refer to the charges that are associated with buying and selling securities for the Fund. As a result of the Fund’s expected high rate of trading in options, the Fund may incur higher brokerage and transactional charges than those associated with an average equity fund. These transaction costs increase the cost of your investment in the Fund.

"Value" Investing Risk [Member]
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“Value” Investing Risk. “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Risk Lose Money [Member]
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Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government entity.